Income Taxes - Tax Provision - Attributable to Controlling Interests and Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax provision
Jones Energy, Inc.	$ (23,263)	$ (1,160)	$ 22,819
Non-controlling interest	(523)	(1,621)	3,399
Total income tax provision (benefit)	$ (23,786)	$ (2,781)	$ 26,218